SCHEDULE OF STOCK BASED COMPENSATION (Details) - USD ($)		9 Months Ended
	Jul. 27, 2022	Sep. 30, 2023
Share-Based Payment Arrangement [Abstract]
Number of shares at grant date	4,142,277
Number of shares, beginning balance		4,142,277
Forfeiture		(2,969,049)
Number of shares, ending balance		1,173,228
Exercise price	$ 0.00015
Consideration paid to the Company at the grant date	$ 132